Segment Information - Schedule of Reconciliation of Reportable Segment Depreciation and Amortization Amounts to the Consolidated Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of reportable segment depreciation and amortization amounts to the consolidated balances
Segment depreciation and amortization	$ 1,032	$ 1,091	$ 1,185
Amortization of initial payments for new contracts (a)	45	42	44
Total consolidated depreciation and amortization per consolidated statements of cash flows	1,163	1,212	1,331
Amortization of equity method investment	(62)	(79)	(95)
Total consolidated depreciation and amortization per consolidated statements of operations	1,056	1,091	1,192
Adjustments
Reconciliation of reportable segment depreciation and amortization amounts to the consolidated balances
Adjustments for non-wholly owned entities	86	79	102
Amortization of initial payments for new contracts (a)	45	42	44
Amortization of equity method investment	(62)	(79)	(95)
Total consolidated depreciation and amortization per consolidated statements of operations	$ 1,056	$ 1,091	$ 1,192